Note 15 - Property, Plant and Equipment - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning property, plant and equipment		$ 236,639
Ending property, plant and equipment		258,220	$ 236,639
Land and buildings [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	[1]	69,372
Ending property, plant and equipment	[1]	66,173	69,372
Machinery and Equipment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		130,355
Ending property, plant and equipment		125,245	130,355
Assets under construction [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	[2]	27,645
Ending property, plant and equipment	[2]	55,669	27,645
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		9,267
Ending property, plant and equipment		11,133	9,267
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		752,273	707,150	$ 667,809
Additions			49,753	47,221
Transfers and disposals			(4,630)	(7,880)
Ending property, plant and equipment			752,273	707,150
Gross carrying amount [member] | Land and buildings [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	[1]	199,329	198,412	177,864
Additions	[1]
Transfers and disposals	[1]		917	20,548
Ending property, plant and equipment	[1]		199,329	198,412
Gross carrying amount [member] | Machinery and Equipment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		468,624	456,655	430,862
Additions			2,096	1,991
Transfers and disposals			9,873	23,802
Ending property, plant and equipment			468,624	456,655
Gross carrying amount [member] | Assets under construction [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	[2]	55,669	27,645	35,673
Additions	[2]		47,266	44,709
Transfers and disposals	[2]		(19,242)	(52,737)
Ending property, plant and equipment	[2]		55,669	27,645
Gross carrying amount [member] | Other property, plant and equipment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		28,651	24,438	23,410
Additions			391	521
Transfers and disposals			3,822	507
Ending property, plant and equipment			28,651	24,438
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		(494,053)	(470,511)	(416,725)
Transfers and disposals			3,034	5,919
Depreciation and amortization			(26,576)	(30,931)
Impairment				(28,774)
Ending property, plant and equipment			(494,053)	(470,511)
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	[1]	(133,156)	(129,040)	(111,258)
Transfers and disposals	[1]		72	271
Depreciation and amortization	[1]		(4,188)	(4,980)
Impairment	[1]			(13,073)
Ending property, plant and equipment	[1]		(133,156)	(129,040)
Accumulated depreciation, amortisation and impairment [member] | Machinery and Equipment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		(343,379)	(326,300)	(291,959)
Transfers and disposals			2,754	5,189
Depreciation and amortization			(19,833)	(23,829)
Impairment				(15,701)
Ending property, plant and equipment			(343,379)	(326,300)
Accumulated depreciation, amortisation and impairment [member] | Assets under construction [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment	[2]
Transfers and disposals	[2]
Depreciation and amortization	[2]
Impairment	[2]
Ending property, plant and equipment	[2]
Accumulated depreciation, amortisation and impairment [member] | Other property, plant and equipment [member]
Statement Line Items [Line Items]
Beginning property, plant and equipment		$ (17,518)	(15,171)	(13,508)
Transfers and disposals			208	459
Depreciation and amortization			(2,555)	(2,122)
Impairment
Ending property, plant and equipment			$ (17,518)	$ (15,171)

[1]	Included in land and buildings is $11.2 million (2019 - $11.5 million) of land which is not subject to depreciation.
[2]	Assets under construction includes certain innovation projects, such as high-intensity grinding ("HIG") mills and related modernization, plant improvements, other mine infrastructures and equipment overhauls.